Summary of Income Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Currently payable tax
Federal	$ 168	$ 161
State	(192)	32
Deferred tax	4,681	(3,558)
Income tax benefit	$ 4,657	$ (3,365)